MFS(R) Global Equity Fund

          Supplement to the Current Statement of Additional Information


Effective immediately, the section entitled "Appendix C: Portfolio Managers - Ownership of Fund Shares" is hereby revised as follows:

APPENDIX C

PORTFOLIO MANAGERS

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio managers as of the Fund's fiscal year ended October 31, 2005. The following dollar ranges apply:
                  N. None

                  A. $1 - $10,000

                  B. $10,001 - $50,000

                  C. $50,001 - $100,000

                  D. $100,001 - $500,000

                  E. $500,001 - $1,000,000

                  F. Over $1,000,000

                                          Dollar Range of Equity Securities
    Name of Portfolio Manager                          in Fund
    -------------------------             ----------------------------------
        David R. Mannheim                                F
            Simon Todd                                   B

                 The date of this Supplement is April 13, 2006.